FINANCIAL INSTRUMENTS - SCHEDULE OF OFFSETTING DERIVATIVE ASSETS AND LIABILITIES (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Total asset derivatives
Gross amounts presented in the consolidated balance sheet	$ 1,646	$ 17,617
Gross amounts not offset in the consolidated balance sheet subject to netting agreements	(1,322)	(3,281)
Net amount	324	14,336
Total liability derivatives
Gross amounts presented in the consolidated balance sheet	(46,618)	(8,753)
Gross amounts not offset in the consolidated balance sheet subject to netting agreements	1,322	3,281
Net amount	$ (45,296)	$ (5,472)